Fair Value Measurement	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurement
(8)	Fair Value Measurement:

ASC Topic 820, Fair Value Measurements and Disclosures, establishes a fair value hierarchy which requires an entity to maximize the use of observable input and minimize the use of unobservable inputs when measuring fair value. Although ASC 820 provides for fair value accounting, the Company did not elect the fair value option for any financial instrument not presently required to be accounted for at fair value.

The Company has developed a process for determining fair values. Fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, fair value is based upon internally developed models or processes that use primarily market based or based on third party market data, including interest rate yield curves, option volatilities and other third party information. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies, or assumptions, to determine the fair value of certain financials instruments could result in a different estimate of fair value at the reporting date.

ASC 820 establishes a three-level valuation hierarchy for disclosure of fair value measurement. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

•	Level 1 is for assets and liabilities that management has obtained quoted prices (unadjusted for transaction cost) or identical assets or liabilities in active markets that the Company has the ability to access as of the measurement date.

•	Level 2 is for assets and liabilities in which significant unobservable inputs other than Level 1 prices such as quoted prices for similar assets and liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•	Level 3 is for assets and liabilities in which significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair value of securities available for sale are determined by a matrix pricing, which is a mathematical technique what is widely used in the industry to value debt securities without relying exclusively on quoted prices for the individual securities in the Company’s portfolio but relying on the securities relationship to other benchmark quoted securities. Impaired loans are valued at the net present value of expected payments and considering the fair value of any assigned collateral.

The fair value of these liabilities is based on information obtained from a third party bank and is reflected within level 2 of the valuation hierarchy.

Assets and Liabilities Measured on a Recurring Basis

The assets and liabilities measured at fair value on a recurring basis are summarized below:

December 31, 2016	Total carrying value in the consolidated	Quoted Prices In Active Markets for	Significant Other Observable	Significant Unobservable
Description	balance sheet at December 31, 2016	Identical Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets
Available for sale securities	$209,480	2,001	205,662	1,817

December 31, 2015	Total carrying value in the consolidated	Quoted Prices In Active Markets for	Significant Other Observable	Significant Unobservable
Description	balance sheet at December 31, 2015	Identical Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets
Available for sale securities	$237,177	2,000	233,312	1,865

The assets and liabilities measured at fair value on a non-recurring basis are summarized below:

December 31, 2016	Total carrying value in the	Quoted Prices In Active	Significant Other	Significant
Description	consolidated balance sheet at 12/31/2016	Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets
Foreclosed assets	$2,397	—	—	2,397
Impaired loans, net of allowance of $1,148	$6,123	—	—	6,123

December 31, 2015	Total carrying value in the	Quoted Prices In Active	Significant Other	Significant
Description	consolidated balance sheet at 12/31/2015	Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets
Foreclosed assets	$1,736	—	—	1,736
Impaired loans, net of allowance of $630	$3,319	—	—	3,319

The following table presents quantitative information about level 3 fair value measurements for assets measured at fair value on a reoccuring and non-reoccuring basis at December 31, 2016 and 2015:

Level 3 Significant Unobservable Input Assumptions
	Fair Value	Valuation Technique	Unobservable Input	Quantitative Range of Unobservable Inputs
December 31, 2016
Assets measured on a non-recurring basis
Foreclosed assets	2,397	Discount to appraised value of collateral	Appraisal comparability adjustments	30% to 55%
Impaired loans	7,271	Discount to appraised value of collateral	Appraisal comparability adjustments	10% to 25%
Asset measured on a recurring basis
Trust preferred securities	1,817	Discounted cash flow Spread to Libor swap curve	Compare to quotes for sale when available	One month libor 4% to 6%
December 31, 2015
Assets measured on a non-recurring basis
Foreclosed assets	1,736	Discount to appraised value of collateral	Appraisal comparability adjustments	10% to 15%
Impaired loans	3,949	Discount to appraised value of collateral	Appraisal comparability adjustments	10% to 15%
Asset measured on a recurring basis
Trust preferred securities	1,865	Discounted cash flow Spread to Libor swap curve	Compare to quotes for sale when available	One month libor 4% to 6%

Foreclosed assets and impaired loans are valued at fair value, less cost to sell. Fair value of a foreclosed asset is determined by an appraised value of the underlying collateral to which a discount is applied. Management establishes the discount or adjustments based on recent sales and any unique features the collateral may possess. Management also considers the anticipated selling, holding and other administrative cost associated with the collateral when establishing the discounted percentage. Management may adjust the discounts based on the most recent sales of comparable collateral.

The Company bases the value of its trust preferred security on a quarterly review of SEC filings by the issuer to ascertain overall financial strength. Based on our analysis, the Company then reviews Libor swap curve to analyze the overall yield of our investment as compared to long-term swap rates. On rare occasions, the Company may receive an offer from a broker to purchase similar type instruments and the Company will analyze these offerings as compared to our investment.

Change in level 3 fair value measurements:

The table below includes a roll-forward of the balance sheet items for the years ended December 31, 2016 and 2015, (including the change in fair value) for assets and liabilities classified by the Company within level 3 of the valuation hierarchy for assets and liabilities measured at fair value on a recurring basis. When a determination is made to classify a financial instrument within level 3 of the valuation hierarchy, the determination is based upon the significance of the unobservable factors to the overall fair value measurement. However, since level 3 financial instruments typically include, in addition to the unobservable or level 3 components, observable components (that is components that are actively quoted and can be validated to external sources), the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology.

	Year ended December 31,
	2016	2015
	Other	Other
	Assets	Assets
Fair value, December 31,	$1,865	$1,489
Change in unrealized gains (losses) included in other comprehensive income for assets and liabilities still held at December 31,	(65)	359
Other than temporary impairment charge	—	—
Recovery of prior impairment charge	17	17
Purchases, issuances and settlements, net	—	—
Transfers in and/or out of Level 3	—	—

Fair value, December 31,	$1,817	$1,865

The estimated fair values of financial instruments were as follows at December 31, 2016:

				Using
			Quoted Prices	Significant
			In Active Markets	Other	Significant
		Estimated	for Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
	Amount	Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from banks	$21,779	21,779	21,779	—	—
Interest-bearing deposits in banks	3,970	3,970	3,970	—	—
Securities available for sale	209,480	209,480	2,001	205,662	1,817
Federal Home Loan Bank stock	4,428	4,428	—	4,428	—
Loans held for sale	1,094	1,094	—	1,094	—
Loans receivable	604,286	593,257	—	—	593,257
Accrued interest receivable	3,799	3,799	—	3,799	—
Financial Liabilities:
Deposits	732,882	732,942	—	732,942	—
Advances from borrowers for taxes and insurance	766	766	—	766	—
Advances from Federal Home Loan Bank	11,000	10,979	—	10,979	—
Repurchase agreements	47,655	47,655	—	47,655	—
Subordinated debentures	10,310	10,099	—	—	10,099

The estimated fair values of financial instruments were as follows at December 31, 2015:

				Using
			Quoted Prices	Significant
			In Active Markets	Other	Significant
		Estimated	for Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
	Amount	Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from banks	$46,926	46,926	46,926	—	—
Interest-bearing deposits in banks	7,772	7,772	7,772	—	—
Securities available for sale	237,177	237,177	2,000	233,312	1,865
Federal Home Loan Bank stock	4,428	4,428	—	4,428	—
Loans held for sale	2,792	2,792	—	2,792	—
Loans receivable	556,349	552,981	—	—	552,981
Accounts receivable	4,139	4,139	—	4,139	—
Financial Liabilities:
Deposits	739,406	724,877	—	724,877	—
Advances from borrowers for taxes and insurance	614	614	—	614	—
Advances from Federal Home Loan Bank	15,000	14,985	—	14,985	—
Repurchase agreements	45,770	45,931	—	45,931	—
Subordinated debentures	10,310	10,099	—	—	10,099

Non-Financial Assets and Non-Financial Liabilities:

The Company has no non-financial assets or non-financial liabilities measured at fair value on a recurring basis. Certain non-financial assets measured at fair value on a non-recurring basis include foreclosed assets (upon initial recognition or subsequent impairment), non-financial assets and other non-financial long-lived assets measured at fair value for impairment assessment. Non-financial assets measured at fair value on a non-recurring basis during the reported periods include certain foreclosed assets which, upon initial recognition, were re-measured and reported at fair value through a charge-off to the allowance for loan losses and certain foreclosed assets which, subsequent to their initial recognition, were re-measured at fair value through a write-down included in other non-interest expense. The fair value of a foreclosed asset is estimated using Level 2 inputs based on observable market data or Level 3 inputs based on customized discounting criteria.

The following table presents foreclosed assets that were re-measured and reported at fair value:

	Years Ended December 31,
	2016	2015	2014
Beginning balance	$1,736	1,927	1,674
Foreclosed assets measured at initial recognition:
Carrying value of foreclosed assets prior to acquisition	2,935	986	1,816
Proceeds from sale of foreclosed assets	(1,623)	(344)	(1,118)
Charge-offs recognized in the allowance for loan loss	(672)	(117)	(237)
Gains (losses) included in non-interest expense	21	(716)	(208)

Fair value	$2,397	1,736	1,927

Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. There were no transfers between levels for the years ended December 31, 2016, 2015 and 2014